Called-up share capital - Narrative (Details) shares in Thousands, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) vote shares	Dec. 31, 2018 USD ($) shares		Dec. 31, 2017 USD ($) shares
Disclosure of classes of share capital [line items]
Payments to acquire or redeem entity's shares		$ 1,511	$ 355	[1]	$ 343	[1]
Percentage of ordinary share capital repurchased		1.10%
Percentage of number of shares held in treasury		5.90%	6.90%		7.50%
Movement in shares held in treasury to ordinary share capital, percent		0.50%	1.00%		0.50%
Preference shares
Disclosure of classes of share capital [line items]
Number of shareholder votes per each 5 pounds in nominal amount held (vote) | vote		2
Percentage of the capital paid on preference shares, added to accrued and unpaid dividends		10.00%
Ordinary Shares
Disclosure of classes of share capital [line items]
Number of shareholder votes held (vote) | vote		1
Ordinary share repurchase (in shares) | shares	(120,000)	235,951	50,202		51,292
Payments to acquire or redeem entity's shares	$ 776	$ 1,511
Transaction costs for repurchase of ordinary shares		$ 8

[1]	a The presentation of financing cash flows for the comparative periods have been amended to align with the current period. See Note 1 for further information.